INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16.  INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

On April 1, 2019 Arauco through its subsidiary Forestal Arauco S.A. entered into a shareholders agreement with respect to Agrícola San Gerado SpA, w
h
ich was established with the special purpose of developing an agricultural
project in Molina. The capital committed by Forestal Arauco S.A. was
Th
$1,570,000
chilea
n
 pesos
(equivalent to ThU.S.$ 2,097 as of December 31, 2019). As of December 31, 2019 Arauco has contributed an equivalent of ThU.S.$ 796.

As of
December 31
, 2019 and 2018, Arauco has not made contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership interest in Unilin Arauco Pisos Laminados Ltda., a Brazilian company, and in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to cellulose plants in Chile. There is a contractual agreement with these companies whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements
, which
qualify as joint operations:

	12-31-2019		12-31-2018
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	346,498	206,683	220,699	204,455
Non-current	2,158,586	444,181	2,044,534	441,010
Equity	-	1,854,220	-	1,619,768
Total Joint Arrangement	2,505,084	2,505,084	2,265,233	2,265,233
Investment	927,110		809,884

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	859,874	904,853
Expenses	(628,553)	(611,444)
Joint Arrangement Net Income (Loss)	231,321	293,409

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	37,625	2,180	23,528	1,668
Non-current	172,913	9,046	170,443	1,957
Equity	-	199,312	-	190,346
Total Joint Arrangement	210,538	210,538	193,971	193,971
Investment	99,656		95,173

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	14,041	25,642
Expenses	(5,074)	(19,748)
Joint Arrangement Net Income (Loss)	8,967	5,894

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	148,550	209,665	160,708	159,988
Non-current	808,647	117,443	638,832	8,282
Equity	-	630,089	-	631,270
Total Joint Arrangement	957,197	957,197	799,540	799,540
Investment	315,045		315,635

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	245,209	284,039
Expenses	(246,332)	(261,683)
Joint Arrangement Net Income (Loss)	(1,123)	22,356

	12-31-2019		12-31-2018
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	5,823	115,627	5,482	106,676
Non-current	464,151	19,740	472,539	27,863
Equity	-	334,607	-	343,482
Total Joint Arrangement	469,974	469,974	478,021	478,021
Investment	167,304		171,741

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Income	18,206	17,880
Expenses	(27,081)	(23,975)
Joint Arrangement Net Income (Loss)	(8,875)	(6,095)

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,674	3,761	6,165	3,591
Non-current	4,024	55	4,574	37
Equity	-	6,882	-	7,111
Total Joint Arrangement	10,698	10,698	10,739	10,739
Investment	3,441		3,556

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	13,591		16,984
Expenses	(13,549)		(16,881)
Joint Arrangement Net Income (Loss)	42		13
Other comprehensive income	-		-
Comprehensive income	42		13
Dividends	-		-

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	21,449	4,930	19,840	4,443
Non-current	33,442	4,917	32,363	5,078
Equity	-	45,044	-	42,682
Total Joint Arrangement	54,891	54,891	52,203	52,203
Investment	22,522		21,341

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	43,458		47,798
Expenses	(40,104)		(44,490)
Joint Arrangement Net Income (Loss)	3,354		3,308
Other comprehensive income	-		-
Comprehensive income	3,354		3,308
Dividends	496		550

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	216,342	215,632	272,030	221,393
Non-current	695,902	358,851	655,856	351,397
Equity	-	337,761	-	355,096
Total Joint Arrangement	912,244	912,244	927,886	927,886
Net assets	140,146		146,762
Net asset adjustment (Goodwill)	28,735		30,786
Investment	168,881		177,548

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	885,812		1,057,535
Expenses	(887,230)		(1,032,435)
Joint Arrangement Net Income (Loss)	(1,418)		25,100
Other comprehensive income	-		-
Comprehensive income	(1,418)		25,100
Dividends	6,634		7,480

	12-31-2019		12-31-2018
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	-	-	-
Non-current	2,162	-	-	-
Equity	-	2,162	-	-
Total Joint Arrangement	2,162	2,162	-	-
Investment	1,081

	12-31-2019		12-31-2018
	ThU.S.$		ThU.S.$
Income	-		-
Expenses	-		-
Joint Arrangement Net Income (Loss)	-		-
Other comprehensive income	-		-
Comprehensive income	-		-
Dividends	-		-